Shareholder Report, Average Annual Return (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Obra High Grade Structured Products ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.55%	2.70%	6.98%
Obra Opportunistic Structured Products ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.09%	3.71%	8.71%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%	(0.37%)	5.72%
ICE BofA 1-3 Year US Corporate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.64%	1.86%	6.24%
ICE BofA 1-3 Year BBB US Corporate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.61%	1.97%	6.39%